Employee Defined Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Employee Defined Benefit Plans

	December 31, 2023	December 31, 2022
	$	$
Net defined benefit pension asset	72.3	57.4

Net defined benefit pension liability	(15.6)	(17.0)
End of employment benefit plans	(13.9)	(15.3)
	(29.5)	(32.3)

	December 31, 2023	December 31, 2022
	$	$
Included in the consolidated statement of financial position within:
Net defined benefit asset	72.3	57.4
Net defined benefit liability	(15.6)	(17.0)
	56.7	40.4

Schedule of Reconciliation for Net Defined Benefit Liability
The following table presents a reconciliation from the opening balances to the closing balances for the net defined benefit asset (liability) and its components:

	2023			2022
	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Asset (Liability) $	Defined Benefit Obligation $	Fair Value of Plan Assets $	Net Defined Benefit Asset (Liability) $
Balance, beginning of the year	(382.5)	422.9	40.4	(586.1)	560.3	(25.8)
Administrative and marketing expenses
Interest income (expense)	(17.8)	20.2	2.4	(9.8)	9.5	(0.3)
Administrative expenses paid by the Plans	—	(2.1)	(2.1)	—	(1.6)	(1.6)
	(17.8)	18.1	0.3	(9.8)	7.9	(1.9)
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	—	10.3	10.3	—	(127.0)	(127.0)
Actuarial gains (losses) arising from:
Changes in demographic assumptions	5.8	—	5.8	0.3	—	0.3
Changes in financial assumptions	(9.6)	—	(9.6)	192.7	—	192.7
Experience adjustments	(3.4)	—	(3.4)	(16.3)	—	(16.3)
Remeasurement gain (loss), before tax	(7.2)	10.3	3.1	176.7	(127.0)	49.7
Effect of movement in exchange rates	(11.1)	12.4	1.3	22.7	(21.9)	0.8
	(18.3)	22.7	4.4	199.4	(148.9)	50.5
Other
Benefits paid	16.0	(16.0)	—	14.0	(14.0)	—
Contributions by employer	—	11.6	11.6	—	17.6	17.6
	16.0	(4.4)	11.6	14.0	3.6	17.6
Balance, end of the year	(402.6)	459.3	56.7	(382.5)	422.9	40.4

Schedule of Major Categories of Plan Assets, Measured at Fair Value
Major categories of plan assets, measured at fair value, are as follows:

	December 31,	December 31,
	2023	2022
	$	$
Cash and cash equivalents	26.7	18.9
Investments quoted in active markets (mutual, exchange-traded, and pooled funds):
Equities	18.7	15.2
Fixed income, corporate bonds, and gilts	71.0	6.5
Pooled fund liability-driven investments	118.2	18.7
Alternatives and property funds	2.5	0.6
Unquoted investments:
Annuity policies	222.2	217.7
Insurance contracts:
Equities and property	—	97.5
Corporate bonds	—	26.8
Cash and cash equivalents	—	21.0
Fair value of plan assets	459.3	422.9

Schedule of Principal Assumptions Used In Determining Pension Benefit Plans	The principal assumptions used in determining pension benefit obligations for the Plans are shown below (expressed as weighted averages):

	December 31, 2023	December 31, 2022
Discount rate	4.48%	4.60%
Rate of increase in salaries	4.36%	4.30%
Rate of inflation, pre-retirement	2.64%	2.68%
Rate of increase in future pensions payment	3.30%	3.39%
Life expectancy at age 65 for current pensioners:
Male	21 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45:
Male	22 years	23 years
Female	25 years	25 years

Schedule of Quantitative Sensitivity Analyses Impact on Defined Benefit Plans for Significant Assumptions
Quantitative sensitivity analyses showing the impact on the defined benefit obligation for significant assumptions are as follows:

	December 31, 2023		December 31, 2022
	Increase $	Decrease $	Increase $	Decrease $
Change in discount rate by 0.25%	(13.8)	14.3	(11.4)	11.6
Change in pre-retirement inflation rate by 0.25%	2.4	(2.4)	2.7	(2.7)
Change in salary growth by 0.25%	0.3	(0.3)	0.3	(0.3)
Change in pension increase assumption by 0.25%	7.5	(7.4)	7.1	(7.1)
Change in one year in the life expectancy	13.5	(13.5)	10.3	(10.3)